SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 206,768	$ 207,218
Land use right	2,089,611	2,094,167
Less: accumulated amortization	(515,523)	(456,379)
Intangible assets, net	$ 1,780,856	$ 1,845,006